Note 7 - Leases (Details Textual) - USD ($)	Mar. 31, 2020	Apr. 01, 2019	Mar. 31, 2019	Mar. 31, 2018
Stockholders' Equity Attributable to Parent, Ending Balance	$ 394,364,000		$ 417,485,000
Retained Earnings [Member]
Stockholders' Equity Attributable to Parent, Ending Balance	$ 459,797,000		$ 409,504,000	$ 403,780,000
Accounting Standards Update 2016-02 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Retained Earnings [Member]
Stockholders' Equity Attributable to Parent, Ending Balance		$ 2,019,000